Share based compensation - Number of shares warrants give right to for Plan 2020 (Details) - shares					12 Months Ended
	Aug. 08, 2022	Jun. 08, 2022	May 14, 2022	Feb. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share based payment arrangement
Granted	75,000	175,000	72,500	219,000
Forfeited/Cancelled				5,000
Exercised						(80,500)
Share based payment arrangements 2020 plan [Member]
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1					490,500	550,000
Forfeited/Cancelled					(30,000)
Exercised					(10,000)	(59,500)
Outstanding at December 31					450,500	490,500
Exercisable at December 31					450,500	490,500